Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 30, 2012
Registrant Name	VALUED ADVISERS TRUST
Central Index Key	0001437249
Amendment Flag	false
Document Creation Date	Mar 1, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Mar 1, 2013

Longview Tactical Allocation Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Longview Tactical Allocation Fund is long-term capital appreciation with capital preservation as a secondary objective.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “How to Buy Shares – Sales Charges” on page 22 of this prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Longview Tactical Allocation Fund
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	[1]	5.75%
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)		2.00%
Fee for Redemptions Paid by Wire		15
[1]	Purchases of $1 million or more may be made without the imposition of a sales charge, but may be imposed a Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Longview Tactical Allocation Fund
Management Fees		1.15%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.80%
Acquired Fund Fees and Expenses	[2]	0.55%
Total Annual Fund Operating Expenses		2.75%
[1]	"Other Expenses" have been restated to include an estimate of dividends and/or interest on short sales.
[2]	Effective December 13, 2012, the Adviser has agreed to amend its existing expense limitation agreement. Under the terms of the amended expense limitation agreement, the Adviser will waive its fees and/or reimburse other expenses of the Fund until September 30, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as "Acquired Funds Fees and Expenses"). Prior to December 13, 2012, the expense cap was 2.20%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Longview Tactical Allocation Fund	837	1,379	1,946	3,478

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. For the period June 27, 2011 (commencement of operations) to May 31, 2012, the Fund’s portfolio turnover was 719.93%.
Principal Investment Strategies
The Fund invests primarily in exchange-traded products – exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs"). Exchange-traded products are traded on securities exchanges. Generally, ETFs hold a portfolio of common stocks, fixed income securities, or alternative investments designed to track the performance of a securities sector or index. ETNs, which are actually debt securities, are generally designed to provide a rate of return that tracks the performance of an index of fixed income securities or commodities. The Fund may invest in ETFs that hold, and ETNs that track an index comprised of, U.S. and foreign securities, including securities issued by emerging market countries, and in U.S. and foreign debt securities of any credit quality or maturity. The Fund may invest in exchange-traded products whose portfolios primarily consist of physical commodities, such as gold, silver, and other precious metals or whose portfolios focus on a particular market sector. The Fund may invest in inverse ETFs, including double inverse (or ultra-short) ETFs that move inversely to the Fund's positions or to the specific market indices, when Longview Capital Management, LLC (the "Adviser") believes a temporary defensive posture is needed. An inverse ETF seeks to produce a multiple (for example, twice or 200%) of the opposite investment result of the movement in the index it tracks. Similarly, ultra-short ETFs seek to produce returns that are a multiple above or below the performance of a particular index. Inverse ETFs seek to negatively correlate to the performance of the particular index by using various forms of derivative transactions, including short-selling the underlying index. An investment in an inverse ETF will increase in value while the underlying index is falling.

Rather than sell a long-term holding of the Fund during short-term market disruptions, the Adviser may employ inverse ETFs that are correlated to the holding to mitigate the effect on the Fund. The Fund may also invest in ETFs that hold securities in, or ETNs that track the indices of, the real estate industry.

The Fund may also invest in notes that track similar indices as the ETNs in which it may invest but that are privately issued notes and are not traded on an exchange.

The Fund may also invest in index based mutual funds or other investment companies, cash and short-term, highly liquid investments (such as money market funds) that are generally convertible into cash. As part of its investment strategy, the Adviser may invest up to 100% of its portfolio in cash.

The Adviser uses an absolute return strategy that is designed to pursue positive returns with less volatility over time than most traditional funds. To pursue positive returns, the Fund will invest across sectors and adjust the mix of securities as opportunities change. The Adviser combines both fundamental and technical analysis. As part of its fundamental analysis, the Adviser may consider what types of securities to purchase, a company's management, earnings quality, price/earnings ratio, and product acceptance. As part of its technical analysis, the Adviser may consider when to buy, trend analysis, relative strength, momentum and when to sell.

The Fund may also engage in options and futures transactions, which are sometimes referred to as derivative transactions. There are no limitations on the extent to which the Fund may engage in derivatives transactions. While the Adviser will primarily utilize derivatives, including specifically index options, to help limit downside risk and potentially outperform the general market during flat or negative market conditions, the Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging, obtaining market exposure, and leverage. The derivative securities that the Fund may purchase or sell (write) include exchange-traded put or call options on stocks or stock indices. The Fund also may purchase or sell (write) index futures contracts or options on index futures contracts on a temporary basis in lieu of investing in equity securities. The Fund may engage in short sales of securities for both hedging and speculative purposes. The primary purpose the Adviser would utilize short sales would be to underweight particular sectors or asset classes it believes would underperform. The Adviser may also utilize directional shorts to hedge current portfolio positions. The Fund has no limitation on the amount of short sales that it may utilize.

In allocating the Fund's assets, the Adviser uses a proprietary, technically driven asset allocation model to determine which asset classes will be over- or under-weighted in the Fund. Examples of indicators used by the Adviser include: market accumulation/distribution, relative strength (e.g., the performance of a security versus market average, index or universe of stocks), trend and asset class analysis.

The Adviser will sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis, or that other factors indicate that an investment is no longer earning a return commensurate with its risk.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer compared with diversified funds.
Principal Risks
The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund's investment risks before deciding whether to invest in the Fund. Insofar as the Fund invests in ETFs, such ETFs may be directly subject to the risks described in this section of the prospectus.
  Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund's net asset value.
  Volatility Risk. Common stocks, derivatives and commodities tend to be more volatile than other investment alternatives. The value of an individual company can be more volatile than the market as a whole. Derivative instruments, including foreign currency derivatives, may sometimes increase or leverage the Fund's exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by the Fund. This volatility affects the value of the Fund's shares.
  Other Investment Company Risk / ETF and Index Mutual Fund Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund's investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund's purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund's shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF's shares may be above or below its net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) temporarily stop stock trading.
  Inverse Correlation Risk. To the extent the Fund invests in inverse (or ultra-short) ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises – a result that is the opposite from traditional mutual funds. During periods of higher index volatility, longer-term results for such funds may be more or less than twice the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases. Additionally, because these types of ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.
  Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity. The issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, because ETNs are generally intended to be held until maturity. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.
  Private Issue Note Risk. The Fund may also invest in privately issued notes that track indices similar to those of the ETNs in which the Fund may invest. The risks associated with investing in such notes include risks similar to the Fund's investments in ETNs described above. Investments in privately issued notes may also be subject to increased credit risk and illiquidity risk in that if a note purchased by the Fund becomes illiquid the Fund may be unable to sell the note at an advantageous time or price.
  Foreign Securities Risk. To the extent the Fund invests in exchange-traded products that invest in foreign securities it will be subject to foreign securities risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values. To the extent the Fund invests in exchange-traded products that invest in emerging markets, the foreign securities risk may be heightened.
  Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.
  Fixed Income Securities Risk. To the extent the Fund invests in exchange-traded products that invest in fixed income securities, the Fund will be subject to fixed income securities risks. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due. The Fund could lose money or experience a lower rate of return if it holds high-yield securities ("junk bonds") that are subject to higher credit risks and are less liquid than other fixed income securities. Junk bonds have more credit risk than investment grade bonds. Junk bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.
  Commodity Risk. Some of the exchange-traded products and funds in the Fund's portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation.

  In August, 2011, the Internal Revue Service ("IRS") announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate "qualifying income" for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments in now subject to some uncertainty.
  Real Estate Risk. To the extent the Fund invests in exchange-traded products or funds that invest primarily in real estate, the Fund will be subject to real estate risk. The Fund's investments will expose the Fund to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.
  Currency Risk. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.
  Derivatives Risk. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the Fund uses derivatives to "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The use of derivatives may create leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase the Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
  Options Risk. The value of the Fund's positions in index options fluctuates in response to changes in the value of the underlying index as well as changes in interest rates, dividends and market volatility. Writing index call options and index call spreads provides the opportunity for adding total return to the Fund through the collection of call premiums. Writing index call options and index call spreads may also limit the opportunity of the Fund to profit from an increase in the market value of the portfolio in exchange for the premium received at the time of selling the options or spreads. The Fund also risks losing all or part of the cash paid for purchasing index put options and index put spreads. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies, and for these and other reasons, the Fund's option strategies may not reduce the Fund's volatility to the extent desired. From time to time, the Fund may reduce its holdings of index options, resulting in an increased exposure to a market decline.
  Short Sale Risk. The Fund may make short sales of securities, which means it may experience a loss if the market price of the security increases between the date of the short sale and the date the security is replaced. Short sales may increase the volatility of the Fund and may lower the Fund's return or result in losses, which potentially may be unlimited.
  Sector Risk. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over-weighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that sector may decline because of changing expectations for the performance of that sector.
  Cash Investments Risk. From time to time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund's advisory fees and operational expenses in addition to the Fund's direct fees and expenses.
  Investment Selection Risk. The Fund's ability to achieve its investment objective is dependent on the Adviser's ability to identify profitable investment opportunities for the Fund.
  Non-Diversification Risk. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies. The poor performance of an individual security in the Fund's portfolio will have a greater negative impact on the Fund's performance than if the Fund's assets were diversified among a larger number of portfolio securities.
  Portfolio Turnover Risk. The Fund may trade actively and experience very high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect the Fund's performance.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Sales loads are not reflected in the bar chart; if they were, returns would be less than shown.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 1st Quarter, 2012, 8.79% Worst Quarter: 2nd Quarter, 2012, -5.98%
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	One Year	Since Inception	Inception Date
Longview Tactical Allocation Fund	(4.87%)	(11.31%)	Jun 27, 2011
Longview Tactical Allocation Fund After Taxes on Distributions	(4.88%)	(11.33%)	Jun 27, 2011
Longview Tactical Allocation Fund After Taxes on Distributions and Sale of Fund Shares	(3.15%)	(9.57%)	Jun 27, 2011
Longview Tactical Allocation Fund Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses, or taxes)	11.24%	5.74%	Jun 27, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 460-6423.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Longview Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Longview Tactical Allocation Fund is long-term capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with capital preservation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “How to Buy Shares – Sales Charges” on page 22 of this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. For the period June 27, 2011 (commencement of operations) to May 31, 2012, the Fund’s portfolio turnover was 719.93%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	719.93%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be made without the imposition of a sales charge, but may be imposed a Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to include an estimate of dividends and/or interest on short sales.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in exchange-traded products – exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs"). Exchange-traded products are traded on securities exchanges. Generally, ETFs hold a portfolio of common stocks, fixed income securities, or alternative investments designed to track the performance of a securities sector or index. ETNs, which are actually debt securities, are generally designed to provide a rate of return that tracks the performance of an index of fixed income securities or commodities. The Fund may invest in ETFs that hold, and ETNs that track an index comprised of, U.S. and foreign securities, including securities issued by emerging market countries, and in U.S. and foreign debt securities of any credit quality or maturity. The Fund may invest in exchange-traded products whose portfolios primarily consist of physical commodities, such as gold, silver, and other precious metals or whose portfolios focus on a particular market sector. The Fund may invest in inverse ETFs, including double inverse (or ultra-short) ETFs that move inversely to the Fund's positions or to the specific market indices, when Longview Capital Management, LLC (the "Adviser") believes a temporary defensive posture is needed. An inverse ETF seeks to produce a multiple (for example, twice or 200%) of the opposite investment result of the movement in the index it tracks. Similarly, ultra-short ETFs seek to produce returns that are a multiple above or below the performance of a particular index. Inverse ETFs seek to negatively correlate to the performance of the particular index by using various forms of derivative transactions, including short-selling the underlying index. An investment in an inverse ETF will increase in value while the underlying index is falling.

Rather than sell a long-term holding of the Fund during short-term market disruptions, the Adviser may employ inverse ETFs that are correlated to the holding to mitigate the effect on the Fund. The Fund may also invest in ETFs that hold securities in, or ETNs that track the indices of, the real estate industry.

The Fund may also invest in notes that track similar indices as the ETNs in which it may invest but that are privately issued notes and are not traded on an exchange.

The Fund may also invest in index based mutual funds or other investment companies, cash and short-term, highly liquid investments (such as money market funds) that are generally convertible into cash. As part of its investment strategy, the Adviser may invest up to 100% of its portfolio in cash.

The Adviser uses an absolute return strategy that is designed to pursue positive returns with less volatility over time than most traditional funds. To pursue positive returns, the Fund will invest across sectors and adjust the mix of securities as opportunities change. The Adviser combines both fundamental and technical analysis. As part of its fundamental analysis, the Adviser may consider what types of securities to purchase, a company's management, earnings quality, price/earnings ratio, and product acceptance. As part of its technical analysis, the Adviser may consider when to buy, trend analysis, relative strength, momentum and when to sell.

The Fund may also engage in options and futures transactions, which are sometimes referred to as derivative transactions. There are no limitations on the extent to which the Fund may engage in derivatives transactions. While the Adviser will primarily utilize derivatives, including specifically index options, to help limit downside risk and potentially outperform the general market during flat or negative market conditions, the Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging, obtaining market exposure, and leverage. The derivative securities that the Fund may purchase or sell (write) include exchange-traded put or call options on stocks or stock indices. The Fund also may purchase or sell (write) index futures contracts or options on index futures contracts on a temporary basis in lieu of investing in equity securities. The Fund may engage in short sales of securities for both hedging and speculative purposes. The primary purpose the Adviser would utilize short sales would be to underweight particular sectors or asset classes it believes would underperform. The Adviser may also utilize directional shorts to hedge current portfolio positions. The Fund has no limitation on the amount of short sales that it may utilize.

In allocating the Fund's assets, the Adviser uses a proprietary, technically driven asset allocation model to determine which asset classes will be over- or under-weighted in the Fund. Examples of indicators used by the Adviser include: market accumulation/distribution, relative strength (e.g., the performance of a security versus market average, index or universe of stocks), trend and asset class analysis.

The Adviser will sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis, or that other factors indicate that an investment is no longer earning a return commensurate with its risk.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer compared with diversified funds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund's investment risks before deciding whether to invest in the Fund. Insofar as the Fund invests in ETFs, such ETFs may be directly subject to the risks described in this section of the prospectus.
  Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund's net asset value.
  Volatility Risk. Common stocks, derivatives and commodities tend to be more volatile than other investment alternatives. The value of an individual company can be more volatile than the market as a whole. Derivative instruments, including foreign currency derivatives, may sometimes increase or leverage the Fund's exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by the Fund. This volatility affects the value of the Fund's shares.
  Other Investment Company Risk / ETF and Index Mutual Fund Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund's investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund's purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund's shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF's shares may be above or below its net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) temporarily stop stock trading.
  Inverse Correlation Risk. To the extent the Fund invests in inverse (or ultra-short) ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises – a result that is the opposite from traditional mutual funds. During periods of higher index volatility, longer-term results for such funds may be more or less than twice the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases. Additionally, because these types of ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.
  Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity. The issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, because ETNs are generally intended to be held until maturity. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.
  Private Issue Note Risk. The Fund may also invest in privately issued notes that track indices similar to those of the ETNs in which the Fund may invest. The risks associated with investing in such notes include risks similar to the Fund's investments in ETNs described above. Investments in privately issued notes may also be subject to increased credit risk and illiquidity risk in that if a note purchased by the Fund becomes illiquid the Fund may be unable to sell the note at an advantageous time or price.
  Foreign Securities Risk. To the extent the Fund invests in exchange-traded products that invest in foreign securities it will be subject to foreign securities risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values. To the extent the Fund invests in exchange-traded products that invest in emerging markets, the foreign securities risk may be heightened.
  Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.
  Fixed Income Securities Risk. To the extent the Fund invests in exchange-traded products that invest in fixed income securities, the Fund will be subject to fixed income securities risks. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due. The Fund could lose money or experience a lower rate of return if it holds high-yield securities ("junk bonds") that are subject to higher credit risks and are less liquid than other fixed income securities. Junk bonds have more credit risk than investment grade bonds. Junk bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.
  Commodity Risk. Some of the exchange-traded products and funds in the Fund's portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation.

  In August, 2011, the Internal Revue Service ("IRS") announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate "qualifying income" for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments in now subject to some uncertainty.
  Real Estate Risk. To the extent the Fund invests in exchange-traded products or funds that invest primarily in real estate, the Fund will be subject to real estate risk. The Fund's investments will expose the Fund to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.
  Currency Risk. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.
  Derivatives Risk. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the Fund uses derivatives to "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The use of derivatives may create leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase the Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
  Options Risk. The value of the Fund's positions in index options fluctuates in response to changes in the value of the underlying index as well as changes in interest rates, dividends and market volatility. Writing index call options and index call spreads provides the opportunity for adding total return to the Fund through the collection of call premiums. Writing index call options and index call spreads may also limit the opportunity of the Fund to profit from an increase in the market value of the portfolio in exchange for the premium received at the time of selling the options or spreads. The Fund also risks losing all or part of the cash paid for purchasing index put options and index put spreads. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies, and for these and other reasons, the Fund's option strategies may not reduce the Fund's volatility to the extent desired. From time to time, the Fund may reduce its holdings of index options, resulting in an increased exposure to a market decline.
  Short Sale Risk. The Fund may make short sales of securities, which means it may experience a loss if the market price of the security increases between the date of the short sale and the date the security is replaced. Short sales may increase the volatility of the Fund and may lower the Fund's return or result in losses, which potentially may be unlimited.
  Sector Risk. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over-weighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that sector may decline because of changing expectations for the performance of that sector.
  Cash Investments Risk. From time to time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund's advisory fees and operational expenses in addition to the Fund's direct fees and expenses.
  Investment Selection Risk. The Fund's ability to achieve its investment objective is dependent on the Adviser's ability to identify profitable investment opportunities for the Fund.
  Non-Diversification Risk. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies. The poor performance of an individual security in the Fund's portfolio will have a greater negative impact on the Fund's performance than if the Fund's assets were diversified among a larger number of portfolio securities.
  Portfolio Turnover Risk. The Fund may trade actively and experience very high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies. The poor performance of an individual security in the Fund's portfolio will have a greater negative impact on the Fund's performance than if the Fund's assets were diversified among a larger number of portfolio securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Sales loads are not reflected in the bar chart; if they were, returns would be less than shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 460-6423
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart; if they were, returns would be less than shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 1st Quarter, 2012, 8.79% Worst Quarter: 2nd Quarter, 2012, -5.98%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 460-6423.
Longview Tactical Allocation Fund | Longview Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Fee for Redemptions Paid by Wire	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%
One Year	rr_ExpenseExampleYear01	837
Three Years	rr_ExpenseExampleYear03	1,379
Five Years	rr_ExpenseExampleYear05	1,946
Ten Years	rr_ExpenseExampleYear10	3,478
2012	rr_AnnualReturn2012	0.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.98%)
One Year	rr_AverageAnnualReturnYear01	(4.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 27, 2011
Longview Tactical Allocation Fund | After Taxes on Distributions | Longview Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 27, 2011
Longview Tactical Allocation Fund | After Taxes on Distributions and Sale of Fund Shares | Longview Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 27, 2011
Longview Tactical Allocation Fund | Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 27, 2011

[1]	Purchases of $1 million or more may be made without the imposition of a sales charge, but may be imposed a Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months.
[2]	"Other Expenses" have been restated to include an estimate of dividends and/or interest on short sales.
[3]	Effective December 13, 2012, the Adviser has agreed to amend its existing expense limitation agreement. Under the terms of the amended expense limitation agreement, the Adviser will waive its fees and/or reimburse other expenses of the Fund until September 30, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as "Acquired Funds Fees and Expenses"). Prior to December 13, 2012, the expense cap was 2.20%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2013